Borrowings - Debt composition (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Total	R$ 1,225,570	R$ 965,475	R$ 710,552	R$ 242,404
Current	1,190,961	922,636
Non-current	34,609	42,839
Brazil
Disclosure of detailed information about borrowings [line items]
Total	1,111,258	893,913
Colombia
Disclosure of detailed information about borrowings [line items]
Total	114,312	71,562
Brazil, Brazil Real | Brazil | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	946,741	725,563
Brazil, Brazil Real | Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 61,280	R$ 8,590
Brazil, Brazil Real | Brazil | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	14.52%	16.62%
Brazil, Brazil Real | Brazil | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	12.77%	8.76%
United States of America, Dollars | Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 103,237	R$ 159,760
United States of America, Dollars | Brazil | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	8.64%	4.03%
Colombia, Pesos | Colombia | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 114,312	R$ 69,862
Colombia, Pesos | Colombia | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total		R$ 1,700
Colombia, Pesos | Colombia | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	11.75%	15.43%
Colombia, Pesos | Colombia | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate		15.72%